Provisions - Schedule of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 18,288
Exchange adjustments	423
Acquisitions	29
New and increase in existing provisionsa	5,596
Unused provision reversed, other provisions	885
Unwinding of discountb	675
Provision used, other provisions	2,858
Reclassified to other payables	(652)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	75
Decrease through loss of control of subsidiary, other provisions	162
Ending balance, provisions	20,379	$ 18,288
Current provisions	4,709	3,600
Non-current provisions	15,670	14,688
Decommissioning
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	11,758
Exchange adjustments	159
Acquisitions	0
New and increase in existing provisionsa	528
Unused provision reversed, other provisions	2
Unwinding of discountb	530
Provision used, other provisions	17
Reclassified to other payables	(540)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	21
Decrease through loss of control of subsidiary, other provisions	142
Ending balance, provisions	12,253	11,758
Current provisions	824
Non-current provisions	11,429
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,518
Exchange adjustments	15
Acquisitions	0
New and increase in existing provisionsa	325
Unused provision reversed, other provisions	73
Unwinding of discountb	63
Provision used, other provisions	297
Reclassified to other payables	(2)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	31
Decrease through loss of control of subsidiary, other provisions	18
Ending balance, provisions	1,500	1,518
Current provisions	319
Non-current provisions	1,181
Litigation And Claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	701
Exchange adjustments	6
Acquisitions	26
New and increase in existing provisionsa	362
Unused provision reversed, other provisions	20
Unwinding of discountb	20
Provision used, other provisions	188
Reclassified to other payables	(108)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	2
Decrease through loss of control of subsidiary, other provisions	1
Ending balance, provisions	796	701
Current provisions	100
Non-current provisions	696
Emissions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	2,330
Exchange adjustments	99
Acquisitions	0
New and increase in existing provisionsa	3,052
Unused provision reversed, other provisions	83
Unwinding of discountb	0
Provision used, other provisions	1,834
Reclassified to other payables	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Decrease through loss of control of subsidiary, other provisions	0
Ending balance, provisions	3,564	2,330
Current provisions	2,709
Non-current provisions	855
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,981
Exchange adjustments	144
Acquisitions	3
New and increase in existing provisionsa	1,329
Unused provision reversed, other provisions	707
Unwinding of discountb	62
Provision used, other provisions	522
Reclassified to other payables	(2)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	21
Decrease through loss of control of subsidiary, other provisions	1
Ending balance, provisions	2,266	$ 1,981
Current provisions	757
Non-current provisions	$ 1,509